Document and Entity Information Document	Nov. 04, 2021
Document and Entity Information [Line Items]
Entity Registrant Name	CITIZENS FINANCIAL GROUP INC/RI
Amendment Flag	false
Entity Central Index Key	0000759944
Document Type	8-K
Document Period End Date	Nov. 04, 2021
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36636
Entity Tax Identification Number	05-0412693
Entity Address, Address Line One	One Citizens Plaza
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02903
City Area Code	203
Local Phone Number	900-6715
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Address, City or Town	Providence,
Common Stock [Member]
Document and Entity Information [Line Items]
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	CFG
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document and Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th interest in a share of 6.350% Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series D
Trading Symbol	CFG PrD
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document and Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th interest in a share of 5.000% Fixed-Rate Non-Cumulative Perpetual Preferred Stock, Series E
Trading Symbol	CFG PrE
Security Exchange Name	NYSE